Vessels, net - Summary of Analysis of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 231,766,688	$ 230,844,288
Vessel Cost, Acquisitions and improvements		922,400
Vessel Cost, Reduction in vessels improvements	(51,800)
Vessel Cost, Balance at end of year	231,714,888	231,766,688
Accumulated depreciation, Balance at beginning of year	(103,077,241)	(94,433,321)
Accumulated depreciation, Depreciation for the year	(8,674,663)	(8,643,920)
Accumulated depreciation, Balance at end of year	(111,751,904)	(103,077,241)
Net book value, Balance at beginning of year	128,689,447	136,410,967
Net book value, Acquisitions and improvements		922,400
Net book value, Reduction in vessels improvements	(51,800)
Net book value, Depreciation for the year	(8,674,663)	(8,643,920)
Net book value, Balance at end of year	$ 119,962,984	$ 128,689,447